CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 735	$ 2,635
Restricted cash	37	0
Short-term bank deposit	112	190
Marketable securities	0	148
Trade receivables	11	21
Other accounts receivable and prepaid expenses	298	219
Current assets of discontinued operation	17	626
Total current assets	1,210	3,839
LONG TERM ASSETS:
Long-term receivables	0	11
Severance pay fund	133	123
Property and equipment, net	592	1,178
Long-term asset of discontinued operation	109	142
Total long term assets	834	1,454
Total assets	2,044	5,293
LIABILITIES AND SHAREHOLDERS' DEFICIENCY
Trade payables	584	1,102
Other accounts payable and accruals	1,264	2,057
Liabilities of discontinued operations	0	172
Total current liabilities	1,848	3,331
LONG-TERM LIABILITIES:
Warrants related to share purchase agreements	165	1,479
Deferred revenue	228	228
Settlement arrangement	0	728
Accrued severance pay	159	157
Total long-term liabilities	552	2,592
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' DEFICIENCY:
Ordinary shares of NIS 0.6 par value: 2,000,000 and 959,640 shares authorized at December 31, 2011 and 2010, respectively; 704,489 and 326,677 shares issued at December 31, 2011 and 2010, respectively; 701,232 and 323,421 shares outstanding at December 31, 2011 and 2010, respectively	108	46
Additional paid-in capital	84,581	74,732
Other comprehensive income	0	7
Accumulated deficit	(85,045)	(76,215)
Total Rosetta Genomics shareholders' deficiency	(356)	(1,430)
Non-controlling interests	0	800
Total shareholders' deficiency	(356)	(630)
Total liabilities and shareholders' deficiency	$ 2,044	$ 5,293